Document and Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2016	May. 31, 2016	Sep. 30, 2015
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	CSBK
Entity Registrant Name	Clifton Bancorp Inc.
Entity Central Index Key	0001592329
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		23,823,648
Entity Public Float			$ 342,185,056